CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from continuing operating activities:
Net loss for the year	$ (47,065)	$ (23,720)	$ (244,602)
Adjustments for:
Amortization, depreciation and depletion	6,732	11,951	6,450
Exchange differences on foreign currency transactions	1,038	(7,480)	930
Loss on short-term securities	1	66	84
Loss (gain) on dispositions of subsidiaries	10,219	(2,585)
Impairment of available-for-sale securities		91	245
(Reversal of) impairment of hydrocarbon and resource properties	(8,945)	(8,566)	235,875
Share-based compensation	2,876
Deferred income taxes	3,141	1,454	(50,800)
Market value (increase) decrease on commodity inventories	(400)	4,273	1,910
Interest accretion	412	471	148
Credit losses	23,923	18,277	54,528
Write-offs of payables	(3,779)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Short-term cash deposits		39	(33)
Short-term securities		3,997	80
Restricted cash		624	60
Receivables	30,188	(16,869)	57,608
Inventories	19,588	184,944	15,650
Deposits, prepaid and other	8,361	24,661	(8,596)
Assets held for sale	12,636
Short-term bank borrowings	(34,513)	34,707	(137,621)
Account payables and accrued expenses	(26,513)	(124,528)	(18,555)
Income tax liabilities	21	(1,576)	(975)
Accrued pension assets, net of obligations	(54)	43	(760)
Other	(1,064)	(407)	(6,674)
Cash flows (used in) provided by continuing operating activities	(3,197)	99,867	(95,048)
Cash flows from continuing investing activities:
Dispositions (purchases) of property, plant and equipment, net	4,783	(198)	(8,045)
Acquisition of intangible assets	(765)
Proceeds from sales of investments, net	526	10,138
Increase in loan receivables	(590)	(366)	(2)
Decrease in loan receivables	725	693	429
Acquisitions of subsidiaries, net of cash acquired	(44)	(23,926)
Dispositions of subsidiaries, net of cash and cash equivalents disposed of	(8,384)	48,796
Other	255	345	(943)
Cash flows (used in) provided by continuing investing activities	(3,494)	35,482	(8,561)
Cash flows from continuing financing activities:
Debt repayment	(42,253)	(186,286)	(68,707)
Debt borrowing		20,694	5,662
Cash paid under the plan of arrangement	(43)
Shares issued to non-controlling interests	1,177
Dividends paid to shareholders			(4,388)
Dividends paid to non-controlling interests	(1,601)	(1,683)	(1,236)
Cash flows used in continuing financing activities	(42,720)	(167,275)	(68,669)
Cash flows used in discontinued operating activities			(7,004)
Cash flows used in discontinued investing activities			(1,395)
Exchange rate effect on cash and cash equivalents	3,605	(37,540)	35,619
Decrease in cash and cash equivalents	(45,806)	(69,466)	(145,058)
Cash and cash equivalents, beginning of year	120,676	197,519	344,891
Cash and cash equivalents included in assets held for sale, net		(7,377)	(2,314)
Cash and cash equivalents, end of year	74,870	120,676	197,519
Cash and cash equivalents at end of year consisted of:
Cash	74,870	113,591	120,805
Money market and highly liquid funds		7,085	76,714
Cash and cash equivalents	74,870	120,676	197,519
Supplemental cash flows disclosure (see Note 27)
Interest received	1,079	3,632	4,233
Dividends received		6	7
Interest paid	(4,575)	(14,533)	(15,273)
Income taxes paid	$ (1,704)	$ (3,317)	$ (5,345)